Financial Instruments and Risk Management (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
USD [Member]
Statement Line Items [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 19,664	SFr 10,886
EUR [Member]
Statement Line Items [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 28,841	SFr 13,413